Subsequent Events - Additional Information (Detail)	Oct. 19, 2020 USD ($) Product $ / shares shares	Apr. 21, 2020	Sep. 30, 2020 shares	Aug. 03, 2020 Product	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Number of licensed products obliged to develop and commercialize | Product				1
Upfront payment shares issued | shares			30,545,165		1,984,222	1,802,134
Common Stock
Subsequent Event [Line Items]
Reverse stock split		one-for-four
Reverse stock split ratio		0.25
Subsequent Event
Subsequent Event [Line Items]
Number of licensed products obliged to develop and commercialize | Product	1
Subsequent Event | Voronoi Inc. | Development and Regulatory Milestone [Member]
Subsequent Event [Line Items]
License agreement, milestone payments maximum amount	$ 111,000,000
Subsequent Event | Voronoi Inc. | Commercial Milestone [Member]
Subsequent Event [Line Items]
License agreement, milestone payments maximum amount	225,000,000
Subsequent Event | Voronoi Inc. | Success Based Milestones [Member]
Subsequent Event [Line Items]
License agreement, additional milestone payment	272,000,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Reverse stock split		One-for-four
Reverse stock split ratio		0.25
Subsequent Event | Common Stock | Voronoi Inc. | Private Placement
Subsequent Event [Line Items]
Upfront cash payment	$ 5.0
Upfront payment shares issued | shares	283,259
Issued price per share | $ / shares	$ 28.24
Premium percentage	25.00%